INCOME TAXES - Deferred Tax Asset/Liability Presented in Financial Position (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ 7,691
Deferred tax expense (income) recognised in profit or loss	5,972
Deferred tax relating to items credited (charged) directly to equity	1,400
Increase (decrease) in deferred tax liability (asset)	(1,877)
Deferred tax liability (asset)	13,186
Share-based compensation plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	4,919
Deferred tax expense (income) recognised in profit or loss	1,026
Deferred tax relating to items credited (charged) directly to equity	1,400
Increase (decrease) in deferred tax liability (asset)	(1,573)
Deferred tax liability (asset)	5,772
Provision for vacation and bonus
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	1,339
Deferred tax expense (income) recognised in profit or loss	(30)
Deferred tax relating to items credited (charged) directly to equity	0
Increase (decrease) in deferred tax liability (asset)	0
Deferred tax liability (asset)	1,309
Intercompany trade payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	0
Deferred tax expense (income) recognised in profit or loss	3,126
Deferred tax relating to items credited (charged) directly to equity	0
Increase (decrease) in deferred tax liability (asset)	0
Deferred tax liability (asset)	3,126
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(298)
Deferred tax expense (income) recognised in profit or loss	1,054
Deferred tax relating to items credited (charged) directly to equity	0
Increase (decrease) in deferred tax liability (asset)	0
Deferred tax liability (asset)	756
Contingencies
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	31
Deferred tax expense (income) recognised in profit or loss	(31)
Deferred tax relating to items credited (charged) directly to equity	0
Increase (decrease) in deferred tax liability (asset)	0
Deferred tax liability (asset)	0
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(39)
Deferred tax expense (income) recognised in profit or loss	(143)
Deferred tax relating to items credited (charged) directly to equity	0
Increase (decrease) in deferred tax liability (asset)	0
Deferred tax liability (asset)	(182)
Subtotal [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	5,952
Deferred tax expense (income) recognised in profit or loss	5,002
Deferred tax relating to items credited (charged) directly to equity	1,400
Increase (decrease) in deferred tax liability (asset)	(1,573)
Deferred tax liability (asset)	10,781
Loss Carryforward [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	1,739
Deferred tax expense (income) recognised in profit or loss	970
Deferred tax relating to items credited (charged) directly to equity	0
Increase (decrease) in deferred tax liability (asset)	(304)
Deferred tax liability (asset)	$ 2,405